CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenues from Major Customers) (Details) - Revenues [Member]	6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	17.00%		12.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[1]	11.00%
Customer C [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[1]	16.00%

[1]	Less than 10%